Condensed Statements of Operations - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses	$ 18,846	$ 6,392,183
General and administrative expenses—related party		100,000
Loss from operations	(18,846)	(6,492,183)
Income from investments held in Trust Account		16,430
Net loss	$ (18,846)	(6,475,753)
Class A ordinary shares subject to possible redemption [Member]
Net loss		$ (4,856,235)
Basic and diluted weighted average shares outstanding	0	25,950,685
Basic and diluted net loss per ordinary share		$ (0.19)
Non-redeemable ordinary shares [Member]
Net loss	$ (18,846)	$ (1,619,518)
Basic and diluted weighted average shares outstanding	7,000,000 [1]	8,654,356
Basic and diluted net loss per ordinary share	$ 0.00	$ (0.19)

[1]	This number excludes an aggregate of up to 1,000,000 Class B ordinary shares (other than the founder shares transferred to the two independent directors) subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 5)